CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2016 CNY (¥)
CONDENSED STATEMENTS OF CASH FLOWS
Net cash used in operating activities	¥ 76,815	$ 12,054	¥ 82,601	¥ 108,944
Cash flows from investing activities:
Net cash provided by investing activities	(26,164)	(4,106)	(52,336)	(35,678)
Cash flows from financing activities:
Net cash used in financing activities	(28,449)	(4,464)	(41,467)	(78,452)
Net decrease in cash and cash equivalents and restricted cash	22,203	3,484	(11,202)	(5,186)
Cash and cash equivalents at beginning of the year	20,284
Effect of foreign exchange rate changes on cash	(7,981)	(1,252)	1,349	(259)
Cash and cash equivalents at end of the year	38,432		20,284			$ 6,031
Parent
CONDENSED STATEMENTS OF CASH FLOWS
Net cash used in operating activities	(17)	(3)	(123)		¥ (10,481)
Cash flows from financing activities:
Net decrease in cash and cash equivalents and restricted cash	(17)	(3)	(123)		(10,481)
Cash and cash equivalents at beginning of the year	757	$ 119		¥ 880
Effect of foreign exchange rate changes on cash					2,906
Cash and cash equivalents at end of the year	¥ 740		¥ 757		¥ 880	$ 116	¥ 8,455